Allison Pristash
State Street 1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

July 2, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities	Act File No. 333-92935
Investment	Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 20, 2019 to the prospectuses for the following funds:

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares ESG MSCI USA Leaders ETF

iShares MBS ETF

iShares MSCI China A ETF

The purpose of this filing is to submit the 497 dated June 20, 2019 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.